Redeemable Convertible Preferred Stock - 10K (Tables)	8 Months Ended
Jan. 07, 2024
Temporary Equity Disclosure [Abstract]
Schedule of Temporary Equity
The changes in the balance of the Preferred Stock included in the mezzanine equity for the thirty-six weeks ended January 7, 2024 as follows:

	Balance as of April 30, 2023	Issuance of Redeemable Convertible Preferred Stock, net	Remeasurement to Redemption Amount	Accretion of Cumulative Dividends	Conversion in connection with the Reverse Recapitalization	Balance as of January 7, 2024
Series A	$1,151	$—	$—	$—	$(1,151)	$—
Series B	930	—	—	—	(930)	—
Series C	300	—	—	—	(300)	—
Series D	10,340	—	—	—	(10,340)	—
Series E	2,207	—	—	—	(2,207)	—
Series F	27,290	—	—	—	(27,290)	—
Series G	3,550	—	—	—	(3,550)	—
Series H	7,700	—	—	—	(7,700)	—
Series I	—	19,843	1,423	878	(22,144)	—
Total	$53,468	$19,843	$1,423	$878	$(75,612)	$—
As of April 30, 2023, Preferred Stock consisted of the following:

	Preferred Stock Authorized(1)	Preferred Stock Issued and Outstanding(1)	Carrying Value	Liquidation Value
Series A	4,254,020	4,254,016	$1,151	$2,873
Series B	870,997	859,444	930	2,268
Series C	443,666	221,833	300	696
Series D	5,970,346	4,936,472	10,340	20,043
Series E	9,243,038	679,979	2,207	3,727
Series F	7,625,506	6,306,139	27,290	40,720
Series G	924,304	656,256	3,550	4,979
Series H	5,545,823	948,951	7,700	10,409
Total	34,877,700	18,863,090	$53,468	$85,715
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(1)The amounts have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).